T. ROWE PRICE CAPITAL APPRECIATION FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 68.2%
COMMUNICATION SERVICES 4.1%
Interactive Media & Services 4.1%
Alphabet, Class A (1)	28	33
Alphabet, Class C (1)(2)	649,095	754,774
Facebook, Class A (1)(2)	3,569,600	595,409
Total Communication Services		1,350,216
CONSUMER DISCRETIONARY 7.9%
Auto Components 0.5%
Aptiv (2)	3,002,050	147,821
		147,821
Hotels, Restaurants & Leisure 4.9%
Hilton Worldwide Holdings (2)	9,040,674	616,936
Marriott International, Class A	4,422,183	330,823
Yum! Brands	9,573,961	656,103
		1,603,862
Internet & Direct Marketing Retail 2.5%
Amazon. com (1)	418,914	816,765
		816,765
Total Consumer Discretionary		2,568,448
CONSUMER STAPLES 2.5%
Beverages 2.5%
Keurig Dr Pepper	34,247,172	831,179
Total Consumer Staples		831,179
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Concho Resources	1,185,700	50,807
Total Energy		50,807

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
FINANCIALS 4.6%
Capital Markets 1.8%
Intercontinental Exchange	7,377,838	595,761
		595,761
Insurance 2.8%
Marsh & McLennan	10,627,149	918,823
		918,823
Total Financials		1,514,584
HEALTH CARE 16.5%
Health Care Equipment & Supplies 6.1%
Alcon (CHF) (1)	9,722,001	498,065
Becton Dickinson & Company (2)	2,446,158	562,054
Danaher (2)	5,754,256	796,446
Envista Holdings (1)(3)	8,099,570	121,008
		1,977,573
Health Care Providers & Services 5.0%
Humana	3,329,019	1,045,378
UnitedHealth Group	2,327,456	580,421
		1,625,799
Life Sciences Tools & Services 5.4%
Avantor (1)	10,160,086	126,899
PerkinElmer (3)	11,176,681	841,381
Thermo Fisher Scientific (2)	2,835,210	804,066
		1,772,346
Total Health Care		5,375,718
INDUSTRIALS & BUSINESS SERVICES 9.9%
Aerospace & Defense 1.6%
Raytheon	3,906,296	512,311
		512,311
Commercial Services & Supplies 0.5%
Waste Connections	2,221,142	172,138
		172,138
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Industrial Conglomerates 5.5%
General Electric (2)	156,762,110	1,244,691
Roper Technologies (2)	1,783,755	556,193
		1,800,884
Machinery 2.3%
Fortive	13,380,900	738,492
		738,492
Total Industrials & Business Services		3,223,825
INFORMATION TECHNOLOGY 15.6%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity	2,569,104	161,802
		161,802
IT Services 7.3%
Fiserv (1)	13,299,936	1,263,361
Global Payments	3,686,747	531,739
Visa, Class A (2)	3,733,434	601,531
		2,396,631
Semiconductors & Semiconductor Equipment 3.8%
Maxim Integrated Products	8,821,282	428,803
NXP Semiconductors (2)	9,674,510	802,307
		1,231,110
Software 4.0%
Microsoft (2)	8,199,200	1,293,096
		1,293,096
Total Information Technology		5,082,639
UTILITIES 4.2%
Electric Utilities 2.8%
American Electric Power (2)	6,162,059	492,842
NextEra Energy (2)	461,756	111,108
Xcel Energy (2)	5,234,982	315,669
		919,619

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multi-Utilities 1.4%
NiSource (3)	17,707,933	442,167
		442,167
Total Utilities		1,361,786
Total Miscellaneous Common Stocks 2.8% (4)		900,658
Total Common Stocks (Cost $18,886,213)		22,259,860

PREFERRED STOCKS 1.8%
FINANCIALS 0.3%
Banking 0.2%
JP Morgan Chase, Series DD, 5.75% (5)	1,109,937	28,137
U. S. Bancorp, Series F, VR, 6.50% (3)(5)(6)	465,800	11,999
U. S. Bancorp, Series K, 5.50% (3)(5)	1,200,000	29,904
		70,040
Financial Services 0.1%
Charles Schwab, Series C, 6.00% (5)	1,025,043	25,882
Charles Schwab, Series D, 5.95% (5)	95,800	2,409
		28,291
Total Financials		98,331
UTILITIES 1.5%
ELECTRIC UTILITIES 1.3%
Alabama Power, Series A, 5.00% (3)(5)	780,000	19,929
CMS Energy, 5.875%, 10/15/78 (3)	3,800,000	95,760
CMS Energy, 5.875%, 3/1/79 (3)	5,050,000	127,513
DTE Energy, Series E, 5.25%, 12/1/77 (3)	2,560,000	61,363
Duke Energy, 5.625%, 9/15/78 (3)	2,520,000	64,537
SCE Trust III, Series H, VR, 5.75% (5)(6)	59,939	1,180
SCE Trust IV, Series J, VR, 5.375% (3)(5)(6)	2,450,468	45,456
Total Electric Utilities		415,738

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
GAS & GAS TRANSMISSION 0.2%
NiSource, Series B, VR, 6.50% (3)(5)(6)	2,550,000	64,770
Total Gas & Gas Transmission		64,770
Total Utilities		480,508
Total Preferred Stocks (Cost $591,675)		578,839

CONVERTIBLE PREFERRED STOCKS 3.3%
FINANCIALS 1.2%
Banks 1.2%
Wells Fargo, Series L, 7.50% (5)	306,209	390,362
Total Financials		390,362
HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.8%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	4,512,218	247,181
		247,181
Life Sciences Tools & Services 0.6%
Avantor, Series A, 6.25%, 5/15/22	4,777,486	210,529
		210,529
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23	185,623	7,653
		7,653
Total Health Care		465,363
INDUSTRIALS & BUSINESS SERVICES 0.2%
Machinery 0.2%
Fortive, Series A, 5.00%, 7/1/21	83,691	60,403
Total Industrials & Business Services		60,403
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$25,766 (1)(7)(8)	2,788,430	19,067
Total Information Technology		19,067

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 0.4%
Electric Utilities 0.4%
American Electric Power, 6.125%, 3/15/22	865,845	41,634
NextEra Energy, 5.279%, 3/1/23	2,123,773	94,135
Total Utilities		135,769
Total Convertible Preferred Stocks (Cost $1,118,706)		1,070,964

CORPORATE BONDS 12.5%
Corporate Bonds 12.5%
Amphenol, 2.20%, 4/1/20	19,330,000	19,329
Avantor, 6.00%, 10/1/24 (9)	77,440,000	80,538
Avantor, 9.00%, 10/1/25 (9)	318,706,000	334,641
Bank of New York Mellon, VR, 4.625% (5)(6)	20,765,000	18,377
Bank of New York Mellon, VR, 4.95% (5)(6)	43,465,000	35,967
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
2.031%, 6/6/22	27,790,000	25,856
CCO Holdings, 4.00%, 3/1/23 (9)	43,430,000	43,213
CCO Holdings, 5.00%, 2/1/28 (9)	197,338,000	197,338
CCO Holdings, 5.125%, 5/1/23 (9)	59,985,000	60,585
CCO Holdings, 5.125%, 5/1/27 (9)	133,065,000	133,065
CCO Holdings, 5.25%, 9/30/22	48,408,000	48,771
CCO Holdings, 5.875%, 4/1/24 (9)	48,215,000	49,300
Cedar Fair, 5.25%, 7/15/29 (9)	12,465,000	10,595
Cedar Fair, 5.375%, 6/1/24	41,680,000	37,512
Cedar Fair, 5.375%, 4/15/27	48,315,000	41,551
Charter Communications Operating, 3.579%, 7/23/20	17,785,000	17,757
Conagra Brands, FRN, 3M USD LIBOR + 0.75%, 2.552%,
10/22/20	5,416,000	5,358
Continental Airlines PTT, Series 2012-1, Class A, 4.15%,
4/11/24	9,980,150	9,778
Continental Airlines PTT, Series 2012-1, Class B, 6.25%,
4/11/20	992,913	992
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 2.536%, 4/17/20	3,232,000	3,232
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Elanco Animal Health, 4.662%, 8/27/21	32,929,000	32,555
Eversource Energy, 2.75%, 3/15/22	19,200,000	19,466
Eversource Energy, 3.80%, 12/1/23	9,835,000	10,683
Fiserv, 2.70%, 6/1/20	38,295,000	38,227
Fresenius Medical Care U.S. Finance, 5.75%, 2/15/21 (9)	8,475,000	8,560
General Electric, Series D, VR, 5.00% (5)(6)	182,075,000	147,936
Hilton Domestic Operating, 4.25%, 9/1/24	18,765,000	17,545
Hologic, 4.375%, 10/15/25 (9)	30,520,000	30,520
HUB International, 7.00%, 5/1/26 (9)	11,302,000	10,850
KFC Holding, 4.75%, 6/1/27 (9)	135,145,000	127,036
KFC Holding, 5.00%, 6/1/24 (9)	68,920,000	66,852
KFC Holding, 5.25%, 6/1/26 (9)	89,453,000	90,459
Korn Ferry, 4.625%, 12/15/27 (9)	7,945,000	6,912
Lennox International, 3.00%, 11/15/23	6,420,000	6,537
Level 3 Financing, 5.375%, 8/15/22	22,022,000	22,132
Marriott International, FRN, 3M USD LIBOR + 0.65%, 1.649%,
3/8/21	11,415,000	10,702
Mirant, EC, 0.00%, 7/15/49 (1)(8)(9)	16,000,000	—
Netflix, 4.375%, 11/15/26	134,150,000	134,485
Netflix, 4.875%, 4/15/28	212,260,000	216,505
Netflix, 5.375%, 2/1/21	20,705,000	20,886
Netflix, 5.50%, 2/15/22	12,070,000	12,402
Netflix, 5.875%, 2/15/25	56,540,000	59,508
Netflix, 5.875%, 11/15/28	240,515,000	257,351
Netflix, 6.375%, 5/15/29	136,775,000	147,717
NiSource, 3.49%, 5/15/27 (3)	63,210,000	63,968
NiSource, 4.375%, 5/15/47 (3)	38,845,000	38,382
NiSource, VR, 5.65% (3)(5)(6)	44,495,000	38,711
NuStar Logistics, 4.80%, 9/1/20	18,400,000	16,054
PNC Financial Services Group, Series S, VR, 5.00% (5)(6)	52,210,000	48,033
Reckitt Benckiser Treasury Services, 2.375%, 6/24/22 (9)	58,025,000	57,346

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Reckitt Benckiser Treasury Services, FRN, 3M USD LIBOR +
0.56%, 1.764%, 6/24/22 (9)	35,825,000	34,537
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (9)	43,645,000	45,500
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (9)	57,030,000	60,167
Reynolds Group Issuer, 5.125%, 7/15/23 (9)	31,300,000	30,831
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 5.331%,
7/15/21 (9)	38,325,000	37,127
SBA Communications, 3.875%, 2/15/27 (9)	17,885,000	17,930
SBA Communications, 4.00%, 10/1/22	54,215,000	53,944
SBA Communications, 4.875%, 9/1/24	24,740,000	25,080
Sensata Technologies, 4.875%, 10/15/23 (9)	20,175,000	19,217
Sensata Technologies, 5.00%, 10/1/25 (9)	23,800,000	22,610
Sensata Technologies, 5.625%, 11/1/24 (9)	6,670,000	6,428
Sensata Technologies UK Financing, 6.25%, 2/15/26 (9)	9,113,000	8,851
Service, 5.375%, 5/15/24	28,425,000	28,887
Sirius XM Radio, 4.625%, 5/15/23 (9)	31,620,000	31,541
Six Flags Entertainment, 4.875%, 7/31/24 (9)	37,951,000	32,448
Six Flags Entertainment, 5.50%, 4/15/27 (9)	33,350,000	28,097
Solera, 10.50%, 3/1/24 (9)	224,212,000	219,728
State Street, VR, 5.25% (5)(6)	33,460,000	29,445
T-Mobile USA, 6.00%, 3/1/23	13,950,000	14,002
T-Mobile USA, 6.50%, 1/15/26	6,975,000	7,306
Teleflex, 4.625%, 11/15/27	21,957,000	22,067
Teleflex, 4.875%, 6/1/26	33,225,000	33,225
U. S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23	7,306,595	7,644
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	1,130,039	1,252
U. S. Airways PTT, Series 2012-2, Class B, 6.75%, 6/3/21	1,978,733	1,937
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	7,153,126	6,566
U. S. Airways PTT, Series 2013-1, Class B, 5.375%, 11/15/21	2,362,557	2,307
U. S. Bancorp, VR, 5.30% (3)(5)(6)	19,910,000	18,790
USI, 6.875%, 5/1/25 (9)	5,752,000	5,313
Welbilt, 9.50%, 2/15/24	23,776,000	20,210
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Xylem, 3.25%, 11/1/26	4,510,000	4,949
Xylem, 4.875%, 10/1/21	3,095,000	3,194
Yum! Brands, 3.75%, 11/1/21	98,140,000	94,705
Yum! Brands, 3.875%, 11/1/20	60,185,000	59,282
Yum! Brands, 3.875%, 11/1/23	42,025,000	39,819
Yum! Brands, 5.35%, 11/1/43	64,619,000	54,926
Yum! Brands, 6.875%, 11/15/37	27,015,000	26,070
Total Corporate Bonds (Cost $4,173,801)		4,088,007

BANK LOANS 7.6% (10)
AmWINS Group, FRN
3M USD LIBOR + 2.75%, 3.753%, 1/25/24	10,411,099	9,591
CCC Information Services, FRN
1M USD LIBOR + 2.75%, 3.74%, 4/29/24 (11)	319,051,691	289,425
CPI Holdco, FRN
1M USD LIBOR + 4.25%, 5.70%, 11/4/26 (8)	11,244,244	9,670
Emerald TopCo, FRN
1M USD LIBOR + 3.50%, 4.489%, 7/24/26 (11)	59,467,018	54,115
Formula One Management, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24	31,722,167	28,165
Four Seasons Hotels, FRN
3M USD LIBOR + 2.00%, 2.989%, 11/30/23 (11)	25,888,240	23,299
Gartner, FRN
3M USD LIBOR + 1.50%, 2.489%, 3/21/22 (8)	6,486,986	6,163
HB Fuller, FRN
3M USD LIBOR + 2.00%, 2.773%, 10/20/24	14,190,524	12,230
HUB International, FRN
1M USD LIBOR + 2.75%, 4.544%, 4/25/25 (11)	535,771,791	497,732
HUB International, FRN
1M USD LIBOR + 4.00%, 5.692%, 4/25/25 (11)	101,825,766	95,462
Kronos, FRN
3M USD LIBOR + 3.00%, 4.763%, 11/1/23	389,437,409	353,496
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.50%, 1/24/27 (11)	107,365,000	92,334
NVA Holdings, FRN
3M USD LIBOR + 2.75%, 3.938%, 9/19/22 (8)	76,125,000	75,839
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Prestige Brands, FRN
3M USD LIBOR + 2.00%, 2.989%, 1/26/24	1,690,209	1,565
Refinitiv U.S. Holdings, FRN
1M USD LIBOR + 3.25%, 4.239%, 10/1/25 (11)	725,354,726	693,316
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 4.25%, 5.322%, 10/1/26 (11)	121,655,100	108,760
Ultimate Software Group, FRN
3M USD LIBOR + 3.75%, 4.739%, 5/4/26	13,994,675	12,992
USI, FRN
3M USD LIBOR + 3.00%, 3.989%, 5/16/24 (11)	105,501,370	96,006
Total Bank Loans (Cost $2,637,412)		2,460,160

ASSET-BACKED SECURITIES 0.3%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (9)	39,759,813	38,492
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (9)	34,824,675	33,624
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (9)	18,528,563	16,524
Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (9)	24,407,198	22,275
Total Asset-Backed Securities (Cost $116,600)		110,915

BOND MUTUAL FUNDS 0.2%
T. Rowe Price Institutional Floating Rate Fund, 5.16% (3)(12)	8,741,588	75,790
Total Bond Mutual Funds (Cost $84,485)		75,790

SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 5.9%
T. Rowe Price Government Reserve Fund, 0.95% (3)(13)	1,912,844,526	1,912,845
Total Short-Term Investments (Cost $1,912,845)		1,912,845

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 99.8%
(Cost $29,521,737)	$32,557,380
Other Assets Less Liabilities 0.2%	65,517
Net Assets 100.0%	$32,622,897

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2020.
(3)	Affiliated Companies
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Perpetual security with no stated maturity date.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(7)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $19,067 and represents 0.1% of net assets.
(8)	Level 3 in fair value hierarchy.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,019,050 and represents 6.2% of net assets.
(10)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11)	All or a portion of this loan is unsettled as of March 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(12)	SEC 30-day yield
(13)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CHF	Swiss Franc
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
FRN	Floating Rate Note
OTC	Over-the-counter
PTT	Pass-Through Trust
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.2)%
OTC Options Written (0.2)%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Alphabet, Class C, Call, 1/15/21 @
Citigroup	$1,500.00	694	80,699	(1,575)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,740.00	199	23,140	(98)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,760.00	199	23,140	(93)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,780.00	199	23,140	(78)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,800.00	199	23,140	(71)
	American Electric Power, Call,
Citigroup	1/15/21 @ $105.00	10,116	80,908	(986)
	American Electric Power, Call,
Citigroup	1/15/21 @ $115.00	3,062	24,490	(122)
Goldman
Sachs	Aptiv, Call, 1/15/21 @ $97.50	2,262	11,138	(136)
Goldman
Sachs	Aptiv, Call, 1/15/21 @ $100.00	2,262	11,138	(102)
Goldman	Becton Dickinson & Company, Call,
Sachs	1/15/21 @ $300.00	3,622	83,223	(869)
JPMorgan
Chase	Danaher, Call, 1/15/21 @ $185.00	1,809	25,038	(597)
JPMorgan
Chase	Danaher, Call, 1/15/21 @ $190.00	1,809	25,038	(556)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$265.00	1,760	29,357	(109)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$270.00	1,760	29,357	(89)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$275.00	1,760	29,357	(91)
JPMorgan	General Electric, Call, 1/15/21 @
Chase	$15.00	178,219	141,506	(4,277)
	Hilton Worldwide Holdings, Call,
Citigroup	1/15/21 @ $125.00	911	6,217	(71)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
	Hilton Worldwide Holdings, Call,
Citigroup	1/15/21 @ $130.00	911	6,217	(80)
Citigroup	Microsoft, Call, 1/15/21 @ $165.00	3,715	58,589	(5,758)
Credit Suisse	Microsoft, Call, 1/15/21 @ $165.00	12,402	195,592	(19,223)
Citigroup	Microsoft, Call, 1/15/21 @ $170.00	3,715	58,589	(4,904)
JPMorgan
Chase	Microsoft, Call, 1/15/21 @ $170.00	14,369	226,614	(18,967)
	NextEra Energy, Call, 1/15/21 @
Credit Suisse	$310.00	704	16,940	(257)
	NextEra Energy, Call, 1/15/21 @
Credit Suisse	$320.00	704	16,940	(160)
	NXP Semiconductors, Call, 1/15/21 @
Credit Suisse	$140.00	7,860	65,183	(1,517)
Goldman	Roper Technologies, Call, 8/21/20 @
Sachs	$430.00	577	17,991	(160)
Royal Bank of Thermo Fisher Scientific, Call,
Canada	1/15/21 @ $370.00	589	16,704	(294)
Royal Bank of Thermo Fisher Scientific, Call,
Canada	1/15/21 @ $390.00	589	16,704	(141)
Royal Bank of Thermo Fisher Scientific, Call,
Canada	1/15/21 @ $400.00	3,062	86,838	(758)
Credit Suisse	Visa, Class A, Call, 1/15/21 @ $230.00	4,093	65,946	(1,054)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $230.00	1,410	22,718	(363)
Credit Suisse	Visa, Class A, Call, 1/15/21 @ $235.00	4,093	65,946	(784)
Credit Suisse	Visa, Class A, Call, 1/15/21 @ $240.00	4,093	65,946	(567)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $240.00	1,410	22,718	(195)
Credit Suisse	Xcel Energy, Call, 10/16/20 @ $60.00	2,237	13,489	(1,253)
Credit Suisse	Xcel Energy, Call, 10/16/20 @ $65.00	2,237	13,489	(861)
Total OTC Options Written (Premiums $(91,858))				$(67,216)
Total Options Written (Premiums $(91,858))				$(67,216)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Alabama Power, Series A	$—	$(1,193)	$244
CMS Energy, 10/15/78,
Preferred Stock	—	(5,966)	1,395
CMS Energy, 3/1/79, Preferred
Stock	—	(10,403)	1,854
DTE Energy, Preferred Stock	—	(6,323)	840
Duke Energy, Preferred Stock	—	(3,629)	886
Envista Holdings	—	(118,917)	—
NiSource, Common Stock	—	(43,968)	3,328
NiSource, 3.49%, Corporate
Bond	656	(2,751)	602
NiSource, 4.375%, Corporate
Bond	—	(4,949)	430
NiSource, 5.65%, Corporate
Bond	—	(6,896)	646
NiSource, Preferred Stock	—	(6,324)	1,036
PerkinElmer	25,689	(257,431)	865
SCE Trust IV, Series J	(3)	(14,597)	823
U. S. Bancorp, 5.30%, Corporate
Bond	311	(3,286)	286
U. S. Bancorp, Series F,
Preferred Stock	—	(866)	189
U. S. Bancorp, Series K,
Preferred Stock	—	(3,000)	413
T. Rowe Price Institutional
Floating Rate Fund	—	(10,612)	990
T. Rowe Price Government
Reserve Fund	—	—	19,802
Affiliates not held at period end	(228)	(677)	143
Totals	$26,425#	$(501,788)	$34,772+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
Alabama Power, Series A	$21,122	—	— $	19,929
CMS Energy, 10/15/78,
Preferred Stock	101,726	—	—	95,760
CMS Energy, 3/1/79,
Preferred Stock	137,916	—	—	127,513
DTE Energy, 3.70%,
Corporate Bond	16,547	—	15,870	—
DTE Energy, Preferred
Stock	67,686	—	—	61,363
Duke Energy, Preferred
Stock	68,166	—	—	64,537
Envista Holdings	236,013	3,912	—	121,008
NiSource, Common Stock	441,261	44,874	—	442,167
NiSource, 3.49%, Corporate
Bond	74,763	—	8,044	63,968
NiSource, 4.375%,
Corporate Bond	43,331	—	—	38,382
NiSource, 5.65%, Corporate
Bond	45,607	—	—	38,711
NiSource, Preferred Stock	71,094	—	—	64,770
PerkinElmer	1,202,183	92,004	195,375	841,381
SCE Trust IV, Series J	60,456	—	403	45,456
U.S. Bancorp, 5.30%,
Corporate Bond	24,671	—	2,595	18,790
U. S. Bancorp, Series F,
Preferred Stock	12,865	—	—	11,999
U. S. Bancorp, Series K,
Preferred Stock	32,904	—	—	29,904
T. Rowe Price Institutional
Floating Rate Fund	85,422	980	—	75,790
T. Rowe Price Government
Reserve Fund	4,758,476	¤	¤	1,912,845
				$4,074,273^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $32,665 of dividend income and $2,107 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,953,607.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Capital Appreciation Fund , Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE CAPITAL APPRECIATION FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE CAPITAL APPRECIATION FUND

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$21,761,795$	498,065$	— $	22,259,860
Preferred Stocks		578,839	—	—	578,839
Convertible Preferred Stocks		—	1,051,897	19,067	1,070,964
Corporate Bonds		—	4,088,007	—	4,088,007
Asset-Backed Securities		—	110,915	—	110,915
Bank Loans		—	2,368,488	91,672	2,460,160
Bond Mutual Funds		75,790	—	—	75,790
Short-Term Investments		1,912,845	—	—	1,912,845
Total		$24,329,269$	8,117,372$	110,739$	32,557,380
Liabilities
Options Written	$	— $	67,216$	— $	—

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(8,319,000) for the period ended March 31, 2020.

($000 s)
	Beginning				Ending
	Balance	Gain (Loss)	Total		Balance
	1/1/20	During Period	Purchases	Total Sales	3/31/20
Investment in Securities
Convertible Preferred
Stocks	$25,766	$(6,699)	$–	$–	$19,067
Corporate Bonds	–	–	–	–	–
Bank Loans	82,395	(1,605)	11,029	(147)	91,672

Total	$108,161	$(8,304)	$11,029	$(147)	$110,739